Derivative Financial Instruments (Notional Amounts Of Outstanding Foreign Exchange Forward Contracts) (Details) $ in Thousands, ₪ in Billions	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jun. 30, 2011 ILS (₪)
Derivative [Line Items]
Derivative, Notional Amount | ₪			₪ 1.1
Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 157,414	$ 126,300
Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	705,563	432,132
Euro | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	80,340	81,258
Euro | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	420,154	330,433
United Kingdom, Pounds | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	4,866	9,380
United Kingdom, Pounds | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	109,224	38,606
NIS | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	52,600
NIS | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount		0
Other | Long | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	19,608	35,662
Other | Short | Forward Contracts
Derivative [Line Items]
Derivative, Notional Amount	$ 176,185	$ 63,093